Redeemable Convertible Preferred Stock and Stockholders’ Equity - Additional Information (Details)					9 Months Ended
	Mar. 28, 2021 shares	Mar. 15, 2021	Mar. 03, 2021	Dec. 19, 2019	Sep. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	9,898,400
Preferred stock, conversion ratio	3
Conversion of preferred stock (in shares)	29,695,200
Common stock, authorized (in shares)					0	300,000,000	300,000,000
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (in shares)					100,000,000	9,898,400	9,898,400
Preferred stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Percentage of votes required			0.6666		0.6666
Anniversary of effectiveness					7 years
Percentage of outstanding shares					0.10
Stock split, conversion ratio		3		100
Series A redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	3,379,400				0	3,379,400
Series A-1 redeemable convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	1,837,600				0	1,837,600	1,837,600
Series B convertible preferred stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	4,681,400
Preferred stock, authorized (in shares)					0	4,681,400	4,681,400
Preferred stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Common Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)					1,000,000,000	0
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001
Number of votes per share of stock held | vote					1	1
Number of shares issued in conversion (in shares)					1
Common Class B
Class of Stock [Line Items]
Common stock, authorized (in shares)					160,000,000	0
Common stock, par value (in USD per share) | $ / shares					$ 0.00001	$ 0.00001
Number of votes per share of stock held | vote					10
Number of shares issued in conversion (in shares)					1